Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 11.9%
Acadia Healthcare Co. Inc.(a)	176,980	$8,895,015
Brookdale Senior Living Inc.(a)	364,704	1,615,639
Community Health Systems Inc.(a)(b)	223,621	1,661,504
Encompass Health Corp.	197,744	16,351,451
Ensign Group Inc. (The)	101,401	7,394,161
Hanger Inc.(a)	75,789	1,666,600
HCA Healthcare Inc.	314,459	51,715,927
National HealthCare Corp.	24,436	1,622,795
Pennant Group Inc. (The)(a)(b)	50,456	2,929,475
Select Medical Holdings Corp.(a)	214,406	5,930,470
Surgery Partners Inc.(a)	41,173	1,194,429
Tenet Healthcare Corp.(a)	209,846	8,379,151
U.S. Physical Therapy Inc.	25,555	3,072,989
Universal Health Services Inc., Class B	154,573	21,253,787

		133,683,393

Health Care Services — 33.6%
1Life Healthcare Inc.(a)(b)	150,781	6,581,591
Addus HomeCare Corp.(a)	29,868	3,497,244
Amedisys Inc.(a)	65,252	19,140,369
Castle Biosciences Inc.(a)	35,182	2,362,471
Chemed Corp.	31,724	16,896,520
Cigna Corp.(b)	231,758	48,247,380
CorVel Corp.(a)	18,153	1,924,218
CVS Health Corp.	1,906,085	130,185,605
DaVita Inc.(a)(b)	147,007	17,258,622
Fulgent Genetics Inc.(a)(b)	26,068	1,358,143
Guardant Health Inc.(a)	168,995	21,780,076
Laboratory Corp. of America Holdings(a)	193,703	39,428,246
LHC Group Inc.(a)(b)	62,828	13,402,469
MEDNAX Inc.(a)(b)	170,232	4,177,493
Ontrak Inc.(a)	15,586	963,059
Option Care Health Inc.(a)	126,266	1,974,800
Premier Inc., Class A	140,838	4,943,414
Providence Service Corp. (The)(a)	24,541	3,402,119
Quest Diagnostics Inc.	268,014	31,939,228
R1 RCM Inc.(a)	232,010	5,572,880
RadNet Inc.(a)	85,233	1,668,010
Tivity Health Inc.(a)	74,453	1,458,534

		378,162,491

Health Care Technology — 8.2%
Accolade Inc.(a)	30,648	1,333,188
Change Healthcare Inc.(a)	454,106	8,469,077
Health Catalyst Inc.(a)	63,388	2,759,280
HealthStream Inc.(a)(b)	50,399	1,100,714
HMS Holdings Corp.(a)	176,107	6,471,932

Security	Shares	Value

Health Care Technology (continued)
Inovalon Holdings Inc., Class A(a)(b)	153,268	$2,784,880
Inspire Medical Systems Inc.(a)(b)	53,567	10,075,417
Phreesia Inc.(a)	59,823	3,245,996
Schrodinger Inc.(a)	67,207	5,321,450
Tabula Rasa HealthCare Inc.(a)(b)	43,178	1,849,745
Teladoc Health Inc.(a)(b)	245,046	48,999,398

		92,411,077

Life Sciences Tools & Services — 1.0%
NeoGenomics Inc.(a)(b)	220,809	11,888,357

Managed Health Care — 45.2%
Anthem Inc.	349,525	112,228,982
Centene Corp.(a)	792,615	47,580,679
HealthEquity Inc.(a)(b)	152,862	10,656,010
Humana Inc.	123,220	50,553,469
Magellan Health Inc.(a)	45,324	3,754,640
Molina Healthcare Inc.(a)	117,933	25,081,990
Progyny Inc.(a)(b)	72,363	3,067,468
Triple-S Management Corp., Class B(a)	46,596	994,825
UnitedHealth Group Inc.	730,110	256,034,975

		509,953,038

Total Common Stocks — 99.9% (Cost: $950,252,592)		1,126,098,356

Short-Term Investments

Money Market Funds — 2.7%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	29,184,244	29,201,755

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	950,000	950,000

		30,151,755

Total Short -Term Investments — 2.7% (Cost: $30,119,263)		30,151,755

Total Investments in Securities — 102.6% (Cost: $980,371,855)		1,156,250,111

Other Assets, Less Liabilities — (2.6)%		(29,303,352)

Net Assets — 100.0%		$1,126,946,759

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,705,982	$—	$(27,524,453	)(a)	$4,970	$15,256	$29,201,755	29,184,244	$178,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,165,000	—	(1,215,000	)(a)	—	—	950,000	950,000	1,553		—

					$4,970	$15,256	$30,151,755		$179,661		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	4	03/19/21	$458	$6,345

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,126,098,356	$—	$—	$1,126,098,356
Money Market Funds	30,151,755	—	—	30,151,755

	$1,156,250,111	$—	$—	$1,156,250,111

Derivative financial instruments(a)
Assets
Futures Contracts	$6,345	$—	$—	$6,345

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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